Stockholders' Equity (Tables)	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
Equity [Abstract]
Schedule of Warrants Outstanding

The following table summarizes information about warrants outstanding at June 30, 2017:

	Number	Exercise Price	Expires
Class A	778,400	$0.25	Jan. 31, 2018
Class B	778,400	$0.38	May 7, 2018
Class C	778,400	$0.50	July 14, 2018

The following table summarizes information about warrants outstanding at March 31, 2018:
	Number	Exercise Price	Expires
Class B	1,038,000	$0.38	June 7, 2018
Class C	1,046,400	$0.50	July 14, 2018

Schedule of Warrants Exercised

During the quarter ended March 31, 2018, warrants were exercised as follows:

	Number	Exercise Price	Gross Proceeds
Class A	812,400	$0.25	$203,100
Class B	14,400	$0.38	$5,472
Class C	12,000	$0.50	$6,000